Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fidelity Emerging Markets Debt Local Currency Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Fidelity Emerging Markets Debt Local Currency Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Emerging Markets Debt Local Currency Central Fund | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Emerging Markets Debt Local Currency Central Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Emerging Markets Debt Local Currency Central Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Emerging Markets Debt Local Currency Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	83.20%
Fidelity Emerging Markets Debt Local Currency Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Emerging Markets Debt Local Currency Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Emerging Markets Debt Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Debt Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Debt Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Emerging Markets Debt Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Emerging Markets Debt Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Debt Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Markets Debt Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Markets Debt Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Emerging Markets Debt Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Emerging Markets Debt Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Emerging Markets Debt Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Markets Debt Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Emerging Markets Debt Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Debt Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Emerging Markets Debt Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Emerging Markets Debt Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Emerging Markets Debt Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Emerging Markets Debt Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Emerging Markets Debt Central Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Emerging Markets Debt Central Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Emerging Markets Debt Central Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Emerging Markets Debt Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Emerging Markets Debt Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Emerging Markets Debt Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Emerging Markets Debt Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Emerging Markets Debt Central Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Emerging Markets Debt Central Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Emerging Markets Debt Central Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Emerging Markets Debt Central Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Emerging Markets Debt Central Fund | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Emerging Markets Debt Central Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Emerging Markets Debt Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Emerging Markets Debt Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity Emerging Markets Debt Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Emerging Markets Debt Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Emerging Markets Debt Central Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Emerging Markets Debt Central Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%